EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of Computation of Basic and Diluted Earnings Attributable to Common Shareholders Per Share
The following table sets forth the computation of basic and diluted earnings attributable to common shareholders per share:

	For the year ended
	2025	2024	2023
	US$’000	US$’000	US$’000
	(except for number of shares and earnings per share)
Numerator:
Net profit attributable to APWC from continuing operations	3,670	3,486	3,867
Net profit attributable to APWC	3,670	3,486	3,867

Denominator:
Weighted-average common shares outstanding – basic and diluted	20,616,227	20,616,227	20,020,364

Earnings per share – basic and diluted
Continuing operations	0.18	0.17	0.19
Total earnings per share – basic and diluted	0.18	0.17	0.19